Finance Lease Receivable (Tables)	9 Months Ended
Dec. 31, 2023
Disclosure of Finance Lease Receivables [Abstract]
Disclosure of payments to be received on finance lease receivables [Table Text Block]
31-Dec-23
Year 1	$364,205
Year 2	364,205
Year 3	372,605
Year 4	346,200
Year 5	691,702
less: amount representing interest income	(923,681)
Finance Lease Receivable	$1,215,236
Current Portion of Finance Lease Receivable	$137,535
Long Term Portion of Finance Lease Receivable	$1,077,701